Vessel Operating Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Vessel Operating Expenses [Abstract]
Crew & crew related costs	$ 2,958	$ 2,532
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	1,362	1,482
Lubricants	332	326
Insurances	439	360
Annual taxes and registration fees	128	111
Other	361	225
Total Vessel operating expenses	$ 5,580	$ 5,036